Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings
Cash and time deposits	$ 453,000	$ 369,300
Amount of unused credit lines will expire before the end of March 2024	27,244
Assets needs to be secured when borrowings money from bank	$ 127,000